FINANCIAL INSTRUMENTS - Capital management risk (Details) - Capital management risk R$ in Billions	12 Months Ended
Dec. 31, 2021 BRL (R$)
FINANCIAL INSTRUMENTS
Average maturity	6 years
Minimum
FINANCIAL INSTRUMENTS
Net debt/EBITDA	1.0
Maximum
FINANCIAL INSTRUMENTS
Net debt/EBITDA	1.5
Gross debt limit	R$ 12